Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Components of Company's Intangible Assets

The components of the Company’s intangible assets as of June 30, 2013 are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$2,350	$(245)	$2,105
Active agent list	330	(55)	275

Total finite-lived intangible assets	$2,680	$(300)	$2,380

Indefinite-lived intangible assets:
NattyMac trade name	$1,030

Intangibles Purchased

The Company’s purchased intangibles associated with the NattyMac acquisition (Note R) for the year ended December 31, 2012 are comprised of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Useful Lives
Amortized Intangible Assets:
Customer Relationships	$2,350,000	$(97,917)	$2,252,083	8 Years
Active Agent List	330,000	(22,000)	308,000	5 Years

Total	$2,680,000	$(119,917)	$2,560,083

Unamortized Intangible Assets:
“NattyMac” Trade Name	$1,030,000

Estimated Future Amortization Expense

The following table provides the estimated future amortization expense from amortized intangible assets.

Estimated Amortization Expense Year Ending December 31,	Customer Relationships	Active Agent List
2013	$293,750	$66,000
2014	293,750	66,000
2015	293,750	66,000
2016	293,750	66,000
2017	293,750	44,000
Thereafter	783,333	—

	$2,252,083	$308,000